SIGNIFICANT EVENTS AND TRANSACTIONS IN THE PERIOD: - Business Combination Agreement (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Business Combination agreement
Issuance of shares	$ 5,033,000	$ 22,000	$ 64,000	$ 14,000
Shares issued to Financial Institutions	1,978,000			$ 750,000
Endurance Acquisition Corp
Business Combination agreement
Estimated gross increase in cash	29,100,000
Expenses related to the transactions	20,000,000
Goodwill	0
Intangible assets	0
Endurance Acquisition Corp | Cantor Fitzgerald Principal Investments | Maximum
Business Combination agreement
Shares issued to Financial Institutions	75,000,000
Endurance Acquisition Corp | Maximum Redemption scenario
Business Combination agreement
Estimated gross increase in cash	35,000,000
Endurance Acquisition Corp | No Redemption scenario
Business Combination agreement
Issuance of shares	$ 227,000,000